UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 5.2%
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/22	$425,000	$488,168
Ethical Culture Fieldston School	5.000%	6/1/23	650,000	754,390
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	900,953
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	272,816
Madison County, NY, Capital Resource Corp. Revenue, Colgate University Project	5.000%	7/1/25	565,000	663,790
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Pratt Institute	5.000%	7/1/22	340,000	393,904
Pratt Institute	5.000%	7/1/23	270,000	315,814
Pratt Institute	5.000%	7/1/24	250,000	294,350
Pratt Institute	5.000%	7/1/25	250,000	291,420
Pratt Institute	5.000%	7/1/26	500,000	579,940
Pratt Institute	5.000%	7/1/29	500,000	570,265
State University Dormitory Facilities	5.000%	7/1/31	1,300,000	1,500,642
State University Dormitory Facilities	5.000%	7/1/32	1,400,000	1,607,144
State University Dormitory Facilities	5.000%	7/1/33	1,750,000	1,999,217
State University Dormitory Facilities	5.000%	7/1/36	1,835,000	2,080,449

Total Education				12,713,262

Health Care - 15.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/30	1,155,000	1,290,666
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project	5.000%	7/1/26	600,000	674,610
New York Methodist Hospital Project	5.000%	7/1/28	1,000,000	1,105,700
New York Methodist Hospital Project	5.000%	7/1/29	400,000	439,824
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,281,646
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,174,980
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,320,970
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,160,600
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,221,730
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,469,231
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,296,566
North Shore Long Island Jewish Health System	5.000%	5/1/26	3,000,000	3,307,050
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,555,100

Total Health Care				37,298,673

Housing - 3.0%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,629,760
New York City, NY, HDC Revenue	4.750%	11/1/29	2,500,000	2,629,700

Total Housing				7,259,460

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 4.2%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	$1,000,000	$1,072,870	(a)(b)
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	2,500,000	2,605,225	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,421,480
Syracuse, NY, Industrial Development Agency Revenue, Carousel Center Project	5.000%	1/1/31	2,000,000	2,219,640	(a)

Total Industrial Revenue				10,319,215

Leasing - 1.5%
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/26	1,750,000	2,061,990
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/28	1,435,000	1,670,785

Total Leasing				3,732,775

Local General Obligation - 4.8%
Brooklyn Arena, NY, Local Development Corp. Pilot Revenue, Barclays Center Project	5.750%	7/15/18	940,000	1,000,047
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,046,390
New York, NY, GO	5.000%	5/15/22	4,000,000	4,338,080
Rockland County, NY, Solid Waste Management Authority Revenue, AGC	5.750%	12/15/23	5,000,000	5,397,350

Total Local General Obligation				11,781,867

Other - 0.8%
Municipal Assistance Corp. for the City of Troy, NY, Revenue, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,937,763

Power - 2.0%
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	3,000,000	3,415,410
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,484,987

Total Power				4,900,397

Pre-Refunded/Escrowed to Maturity - 18.8%
Brooklyn Arena, NY, Local Development Corp. Pilot Revenue, Barclays Center Project	5.750%	7/15/18	460,000	490,296	(c)
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	4,922,195	(d)
MTA, NY, Revenue, Transportation	6.250%	11/15/23	2,825,000	3,079,363	(d)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	3,880,000	4,204,834	(d)
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,417,800	(c)
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,776,192	(d)
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,215,066	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Fordham University, AGC	5.000%	7/1/23	$1,000,000	$1,054,120	(d)
New School University	5.250%	7/1/30	9,000,000	10,185,390	(d)
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,526,840	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,608,350	(d)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/23	4,000,000	4,254,360	(d)

Total Pre-Refunded/Escrowed to Maturity				45,734,806

Special Tax Obligation - 21.2%
Guam Government, Limited Obligation Revenue	5.000%	12/1/29	900,000	988,758
Guam Government, Limited Obligation Revenue	5.000%	12/1/30	1,000,000	1,090,100
Guam Government, Limited Obligation Revenue	5.000%	12/1/31	1,000,000	1,082,500
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	4,120,000	4,457,551
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/33	4,240,000	2,166,979
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/35	8,830,000	4,066,215
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	7,567,350
New York State Dormitory Authority, State Personal Income Tax Revenue, Education, AMBAC	5.500%	3/15/25	3,440,000	4,237,530
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	590,145
Transportation	5.000%	3/15/24	1,705,000	1,996,453	(e)
Transportation	5.000%	3/15/25	1,000,000	1,167,840
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,480,003
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,251,490
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,337,240
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,248,610
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	5,000,000	3,950,000
Matching Fund Loan Note	5.000%	10/1/19	3,250,000	2,863,510

Total Special Tax Obligation				51,542,274

Transportation - 15.9%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/34	5,000,000	5,810,850
MTA, NY, Revenue:
Transportation	5.250%	11/15/23	5,760,000	6,552,288
Transportation	6.250%	11/15/23	675,000	732,537
Transportation	5.000%	11/15/25	1,500,000	1,716,810
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,240,716	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	3,000,000	3,360,840
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,321,980	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	6,868,635	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	8,000,000	9,180,560	(a)

Total Transportation				38,785,216

Water & Sewer - 6.3%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/26	900,000	1,049,040
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/27	1,000,000	1,163,180
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	7/1/35	850,000	894,651
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,465,509
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	1,250,000	1,489,875

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	$1,500,000	$1,773,165
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/30	200,000	229,428
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/31	250,000	285,625
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/32	700,000	795,984
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/34	1,040,000	1,172,298

Total Water & Sewer				15,318,755

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $232,730,760)				241,324,463

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.1%
Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.790%	11/1/22	300,000	300,000	(f)(g)

			SHARES
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $84,022)	0.479%		84,022	84,022

TOTAL SHORT-TERM INVESTMENTS (Cost - $384,022)				384,022

TOTAL INVESTMENTS - 99.2% (Cost - $233,114,782#)				241,708,485
Other Assets in Excess of Liabilities - 0.8%				1,913,373

TOTAL NET ASSETS - 100.0%				$243,621,858

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$241,324,463	—	$241,324,463

Short-Term Investments†:
Municipal Bonds	—	300,000	—	300,000
Money Market Funds	$84,022	—	—	84,022

Total Short-Term Investments	84,022	300,000	—	384,022

Total Investments	$84,022	$241,624,463	—	$241,708,485

Other Financial Instruments:
Futures Contracts	$40,434	—	—	$40,434

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,101,241
Gross unrealized depreciation	(3,507,538)

Net unrealized appreciation	$8,593,703

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	42	6/17	$6,329,129	$6,369,563	$40,434

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017